Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived	[1],[2]	¥ 0	¥ (1,950)
General And Administrative Expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived		¥ 0	¥ 0	¥ 1,950

[1]	During the year ended December 31, 2025, the Group disposed of certain subsidiaries which resulted in a derecognition of RMB3,484 insurance agency licenses and RMB2,647 insurance brokerage licence and the previously recognized impairment loss of RMB1,950 related to these intangible assets. In addition, the Group acquired of certain insurance agency licences in the amount of RMB520 from a third party.
[2]	Impairment loss recorded in general and administrative expenses for the years ended December 31, 2023, 2024 and 2025 were RMB1,950, nil and nil, respectively.